Share capital (Tables)	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended						For the six months ended
$ millions, except number of shares	2023 Apr. 30		2023 Jan. 31		2022 Apr. 30			2023 Apr. 30		2022 Apr. 30
	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount
Balance at beginning of period	911,628,796	$15,046	906,040,097	$14,726	901,922,630	$14,457	906,040,097	$14,726	901,655,952	$14,351
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	61,493	3	131,331	6	230,540	12	192,824	9	1,307,218	71
Shareholder investment plan (3)	5,337,388	296	4,746,425	272	514,216	37	10,083,813	568	967,246	73
Employee share purchase plan	708,052	42	740,514	44	515,390	41	1,448,566	86	1,048,130	81
	917,735,729	$15,387	911,658,367	$15,048	903,182,776	$14,547	917,765,300	$15,389	904,978,546	$14,576
Purchase of common shares for cancellation	–	–	–	–	–	–	–	–	(1,800,000)	(29)
Treasury shares	33,634	2	(29,571)	(2)	(27,844)	(2)	4,063	–	(23,614)	(2)
Balance at end of period	917,769,363	$15,389	911,628,796	$15,046	903,154,932	$14,545	917,769,363	$15,389	903,154,932	$14,545
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
(3)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2023 Apr. 30	2022 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$38,176	$37,005
Tier 1 capital (1)	A	43,117	41,946
Total capital (1)		49,809	48,263
Total risk-weighted assets (RWA)	B	321,188	315,634
CET1 ratio		11.9%	11.7%
Tier 1 capital ratio		13.4%	13.3%
Total capital ratio		15.5%	15.3%
Leverage ratio exposure (2)	C	$1,029,885	$961,791
Leverage ratio	A/C	4.2%	4.4%
TLAC available	D	$95,187	$95,136
TLAC ratio	D/B	29.6%	30.1%
TLAC leverage ratio	D/C	9.2%	9.9%
(1)
The 2022 results included the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement resulted in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. Starting November 1, 2022, the ECL transitional arrangement was no longer applicable. The April 30, 2023 ratios reflect the impacts from the implementation of Basel III reforms (see the “Continuous enhancement to regulatory capital requirements” section).

(2)	The temporary exclusion of Central bank reserves from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable in the second quarter of 2023.